COMBINED AND CONSOLIDATED STATEMENTS OF (DEFICIT) EQUITY - CNY (¥)	Ordinary Shares Class A ordinary shares	Ordinary Shares Class B ordinary shares	Treasury Shares	Capital deficit Fang Holding Limited's share-based awards	Capital deficit	Retained Earnings	Parent Company Investment (Deficit) Fang Holding Limited's share-based awards	Parent Company Investment (Deficit)	Foreign currency translation adjustments	Unrealized gain on available-for- sale securities	Fang Holding Limited's share-based awards	Total
Beginning Balance at Dec. 31, 2016								¥ 228,135,000	¥ 260,000			¥ 228,395,000
Changes in STATEMENTS OF EQUITY (DEFICIT)
Net income								128,153,000				128,153,000
Foreign currency translation adjustments, net of nil income taxes									(82,000)			(82,000)
Unrealized holding gains on available-for-sale securities, net of income taxes										¥ 1,863,000		1,863,000
Reclassification adjustment for gains on available-for-sale securities realized in net income, net of income taxes										(1,863,000)		(1,863,000)
Share-based compensation							¥ 6,283,000				¥ 6,283,000
Net transfers to Parent								(336,751,000)				(336,751,000)
Ending Balance at Dec. 31, 2017								25,820,000	178,000			25,998,000
Changes in STATEMENTS OF EQUITY (DEFICIT)
Net income								165,420,000				165,420,000
Foreign currency translation adjustments, net of nil income taxes									49,000			49,000
Unrealized holding gains on available-for-sale securities, net of income taxes										4,116,000		4,116,000
Reclassification adjustment for gains on available-for-sale securities realized in net income, net of income taxes										(4,116,000)		(4,116,000)
Share-based compensation							6,808,000				6,808,000
Net transfers to Parent								(270,570,000)				(270,570,000)
Ending Balance at Dec. 31, 2018								(72,522,000)	227,000			(72,295,000)
Changes in STATEMENTS OF EQUITY (DEFICIT)
Net income						¥ 155,324,000		90,127,000				245,451,000
Foreign currency translation adjustments, net of nil income taxes									(7,000)			(7,000)
Unrealized holding gains on available-for-sale securities, net of income taxes										607,000		607,000
Reclassification adjustment for gains on available-for-sale securities realized in net income, net of income taxes										¥ (607,000)		(607,000)
Share-based compensation				¥ 4,340,000			¥ 3,894,000				¥ 8,234,000
Net transfers to Parent								(160,401,000)				(160,401,000)
Capitalization at separation	¥ 500,000	¥ 23,636,706			¥ (139,519,000)			¥ 138,902,000
Capitalization at separation (in shares)	65,762,936	163,000	(46)
Ending Balance at Dec. 31, 2019	¥ 500,000	¥ 23,636,706			¥ (135,179,000)	¥ 155,324,000			¥ 220,000			¥ 20,982,000
Ending Balance (in shares) at Dec. 31, 2019	65,762,936	163,000	(46)